Quarterly Financial Summary - Additional Information (Detail) - $ / shares	3 Months Ended								12 Months Ended
	Oct. 03, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Oct. 03, 2020	[1]	Sep. 28, 2019	[1]	Sep. 29, 2018	[1]
Quarterly Financial Information [Line Items]
Earnings Per Share, Diluted (usd per share)	$ (0.39)	$ (2.61)	$ 0.25	$ 1.16	$ 0.58	$ 0.97	$ 3.55	$ 1.86	$ (1.58)		$ 6.64		$ 8.36
Amortization of Intangible Assets and Fair Value Step-up on Film and Television Costs
Quarterly Financial Information [Line Items]
Earnings Per Share, Diluted (usd per share)	(0.30)	(0.28)	(0.27)	(0.30)	(0.30)	(0.34)	(0.05)
Restructuring And Impairment Charges
Quarterly Financial Information [Line Items]
Earnings Per Share, Diluted (usd per share)	(0.17)	(0.04)	$ (0.06)	$ (0.06)	(0.13)	(0.09)	(0.33)
Hulu Gain
Quarterly Financial Information [Line Items]
Earnings Per Share, Diluted (usd per share)						0.05	2.46
Equity investment impairments
Quarterly Financial Information [Line Items]
Earnings Per Share, Diluted (usd per share)						$ (0.08)	$ (0.18)
Goodwill and Intangible Asset Impairments
Quarterly Financial Information [Line Items]
Earnings Per Share, Diluted (usd per share)		(2.53)
DraftKings Gain
Quarterly Financial Information [Line Items]
Earnings Per Share, Diluted (usd per share)	0.25	$ 0.16
Gain (Loss) on Investments
Quarterly Financial Information [Line Items]
Earnings Per Share, Diluted (usd per share)	$ 0.03
Charge for Extinguishment of Debt Assumed in the TFCF Acquisition
Quarterly Financial Information [Line Items]
Earnings Per Share, Diluted (usd per share)					(0.22)
Settlement of Preexisting Relationships with TFCF
Quarterly Financial Information [Line Items]
Earnings Per Share, Diluted (usd per share)					$ 0.01

[1]	Total may not equal the sum of the column due to rounding.